OTHER CURRENT ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

Other current assets consist of the following:

	September 30, 2022	March 31, 2022
Prepaid consulting fees, related party	$1,139,999	$2,867,123
Inventory-related deposits	253,884	384,477
Prepaid insurance and other operational expenses	287,553	201,275
Deposits for sales events	-	222,540
Right to recover asset	13,946	15,632
Subtotal	1,695,382	3,691,047
Less: allowance for losses	(175,641)	(179,765)
	$1,519,741	$3,511,282

Other current assets consist of the following:

	As of March 31,
	2022	2021
Prepaid consulting fees	$2,867,123	$-
Inventory-related deposits	384,477	1,845,722
Employee advances	-	320,631
Prepaid insurance and other operational expenses	201,275	210,665
Deposits for sales events	222,540	-
Right to recover asset	15,632	26,616
Subtotal	3,691,047	2,403,634
Less: allowance for losses	(179,765)	-
	$3,511,282	$2,403,634